Note 3 - Related-Party Transactions (Detail) (USD $)	3 Months Ended	12 Months Ended		97 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended
	Jan. 31, 2013	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jan. 31, 2013 Company Controlled by Directors [Member]	Mar. 13, 2012 Former Related Party [Member] Principal [Member]	Mar. 13, 2012 Former Related Party [Member] Accumulated Interest [Member]	Mar. 13, 2012 Former Related Party [Member]	Jan. 31, 2013 Beneficial Owner [Member]	Jan. 31, 2013 Related Parties [Member]
Related Party Transaction, Rate					10.00%
Debt Instrument, Interest Rate, Stated Percentage								6.00%	8.00%
Repayments of Related Party Debt		$ 56,553	$ 14,382	$ 70,935		$ 50,000	$ 6,553
Related Party Transaction, Expenses from Transactions with Related Party	30,000
Extinguishment of Debt, Amount										$ 191,823